Exhibit 99.13

ONE DILIGENCE

FORM ABS DUE DILIGENCE-15E

SEC 2917 (6-15) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently validOMB control number.

UNITED STATES

SECURITY AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATE OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES
FOR ASSET BACKED-SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: OneDiligence, LLC

Business Name (if Different): OneDiligence, LLC.

Principle Business Address: 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name: PRP-Annex VI, LLC (also referred to as “The Requestor” in this form)

Business Name (if Different): N/A

Principle Business Address: 7114 E. Stetson Dr., Suite 250, Scottsdale, Arizona 85251

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the national recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

OneDiligence, LLC - 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Fitch Ratings, Inc.	U.S. RMBS Rating Criteria, April 30, 2026

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: Tony Peterson, Managing Director, OneDiligence, LLC

(Print name of duly authorized person)

Date:	11/06/2026
Signature:

OneDiligence, LLC - 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Annex #1 to Form ABS Due Diligence 15E

Item 4. Description of the due diligence services performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description:

(1) The type of assets that were reviewed;

a. The assets reviewed in this population were one-to-four family residential mortgage loans.

(2) The sample size of the assets reviewed;

a. The sample consisted of 158 mortgage loans and 169 property records

(3) How the sample size was determined and, if applicable, computed;

a. OneDiligence, LLC performed the due diligence scope on the full loan population

(4) Whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted;

a. The accuracy of the information provided by the securitizer was verified through examination of the land records.

(5) Whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted;

a. Item 5 is not applicable within scope of review

(6) Whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted;

a. Item 6 is not applicable within scope of review

(7) Whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted;

a. Item 7 is not applicable within scope of review

(8) Any other type of review that was part of the due diligence services conducted by the person executing this Form.

a. Please refer to Item 5 of Form ABS Due Diligence 15E.

OneDiligence, LLC - 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Annex #2 to Form ABS Due Diligence 15E

Item 5. Summary of findings and conclusions of review

OneDiligence, LLC was engaged by PRP-Annex VI, LLC (The Requestor) as diligence provider to order and review title reports for a population of 158 one-to-four family residential mortgage loans comprising 169 property records (the “Subject Loans”). As of review date, OneDiligence, LLC has received and reviewed a total of 169 Judgment and Lien searches.

With respect to these 158 mortgage loans and 169 property records:

1.	As set forth in the Judgment and Lien searches, there were no potentially superior judgments/liens found, with the exception of;

a.	20 mortgage loans for which potentially superior pre-origination mortgages were found of record. For the purposes of identifying those potentially superior pre-origination mortgages which may not be enforceable due to statutory limitations, ProTitleUSA has confirmed that the state statutes used are current statutes. ProTitleUSA has applied effective dates and statutes of limitations without making legal determination as to the rights of priorities of a potential lender, investor, or purchaser of interests in real estate and for those mortgage loans, the total amount of such potentially superior pre-origination mortgages is $5,956,720.00.
b.	5 mortgage loans for which potentially superior post origination liens/judgments were found of record. For the purposes of identifying those potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes. ProTitleUSA has confirmed that the state statutes referenced by Client are current statutes. ProTitleUSA has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights of priorities of a potential lender, investor, or purchaser of interests in real estate and for those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $18,091.37.
c.	22 mortgage loans for which potentially superior post origination liens/judgments were found of record. ProTitleUSA has confirmed that the state statutes referenced by Client are current statutes. ProTitleUSA has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights of priorities of a potential lender, investor, or purchaser of interests in real estate and for those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $31,705.91.

Scope for due diligence work:

This limited scope was for reviewing the most recent title reports provided by ProTitleUSA, Inc. Based on the title report, we captured the current lien position, potential assignment chain concerns, concerns with recordation and legal ownership; and any current and delinquent taxes.

Based on the searches for these loans, if any issue was identified the client was made aware and has made arrangements to ensure that curative action has been taken. Based on the review, it was determined that there were no non-curable significant issues on the mortgaged properties.

Thank you, OneDiligence, LLC

About OneDiligence, LLC,

Legal entity name: OneDiligence, LLC

One Diligence, LLC, a subsidiary of ProTitleUSA, is a rated TPR firm using the latest Machine Learning and Data Extraction technologies which enables experienced underwriters to review loans much faster. With ProTitleUSA's automation and expertise of tax and title reviews, DocSolutionUSA's expertise of recorded documents, notes and title policy reviews, as well as the credit and compliance expertise of One Diligence's underwriting staff, One Diligence, LLC holds a very high standard on reliable, timely, versatile and competent reviews of real estate loans.

OneDiligence LLC - 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Exhibit A

Loan #	State	MTG Lien Position	MTG Released?	Count of Pre- Origination MTG Liens	Count of Pre- Origination Non-MTG Liens	TPOL Reviewed?	TPOL Exception to Pre- Origination MTG/Non- MTG Liens?	Post- Origination Non-MTG Liens (Yes/No)	Superlien State? (Yes/No)	HOA/COA Lien?	Muni Lien?	Delinquent Tax Amount
1	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
2	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
3	GA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
4	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
5	TX	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$12,489.21
6	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
7	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
8	FL	1	No	0	0	N/A	N/A	Yes	Yes	Yes	No	$0.00
9	GA	2	No	1	0	No	N/A	No	No	No	No	$0.00
10	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
11	IN	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
12	NV	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
13	NJ	1	No	0	4	No	N/A	No	Yes	No	No	$0.00
14	DE	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
15	MA	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
16	CA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
17	MD	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
18	NY	1	No	0	2	No	N/A	Yes	Yes	No	Yes-1	$602.62
19	CA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
20	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
21	CO	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
22	NJ	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
23	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
24	NC	1	No	0	0	N/A	N/A	Yes	No	Yes	No	$1,063.54
25	CA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
26	VA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
27	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
28	UT	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
29	NC	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
30	CA	1	No	0	2	No	N/A	No	No	No	No	$0.00
31	GA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
32	GA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
33	MD	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$0.00
34	CA	3	No	2	0	No	N/A	No	No	No	No	$0.00
35	AL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
36	GA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
37	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
38	IL	3	No	2	0	No	N/A	No	Yes	No	No	$0.00
39	NY	1	No	0	1	No	N/A	No	Yes	No	No	$0.00
40	PA	1	No	0	1	No	N/A	No	Yes	No	No	$0.00
41	AL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
42	OH	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
43	CT	1	No	0	1	No	N/A	No	Yes	No	No	$0.00
44	WA	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
45	NY	1	No	0	2	No	N/A	No	Yes	No	No	$0.00
46	MO	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
47	ME	2	No	1	0	No	N/A	No	No	No	No	$0.00
48	MD	2	No	1	0	No	N/A	Yes	Yes	No	Yes-1	$0.00
49	FL	2	No	1	0	No	N/A	No	Yes	No	No	$0.00
50	NJ	1	No	0	3	No	N/A	No	Yes	No	No	$0.00
51	TN	1	No	0	1	No	N/A	No	Yes	No	No	$0.00
52	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
53	TX	1	No	0	6	No	N/A	No	Yes	No	No	$0.00
54	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
55	MD	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$0.00
56	IL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
57	NY	1	No	0	3	No	N/A	Yes	Yes	No	Yes-5	$0.00
58	MD	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
59	MO	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
60	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
61	MO	1	No	0	1	No	N/A	No	No	No	No	$0.00
62	GA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
63	RI	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
64	IN	1	No	0	1	No	N/A	No	No	No	No	$0.00
65	IN	1	No	0	0	N/A	N/A	No	No	No	No	$0.00

Loan #	State	MTG Lien Position	MTG Released?	Count of Pre- Origination MTG Liens	Count of Pre- Origination Non-MTG Liens	TPOL Reviewed?	TPOL Exception to Pre- Origination MTG/Non- MTG Liens?	Post- Origination Non-MTG Liens (Yes/No)	Superlien State? (Yes/No)	HOA/COA Lien?	Muni Lien?	Delinquent Tax Amount
66	MO	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
67	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
68	FL	1	No	0	2	No	N/A	No	Yes	No	Yes-2	$0.00
69	FL	2	No	1	5	No	N/A	No	Yes	Yes	No	$0.00
70	MD	2	No	1	0	No	N/A	Yes	Yes	No	Yes-1	$0.00
71	MD	2	No	1	0	No	N/A	Yes	Yes	No	Yes-1	$0.00
72	NY	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-2	$13.00
73	KY	2	No	1	0	No	N/A	No	No	No	No	$0.00
74	IN	1	No	0	0	N/A	N/A	Yes	No	No	No	$679.64
75	AZ	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
76	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
77	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
78	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
79	MD	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
80	MA	1	No	0	1	No	N/A	No	Yes	No	No	$0.00
81	IL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
82	MD	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
83	AR	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
84	MD	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
85	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
86	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
87	TN	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
88	FL	1	No	0	0	N/A	N/A	Yes	Yes	Yes	No	$0.00
89	UT	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
90	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
91	MI	1	No	0	0	N/A	N/A	Yes	No	No	Yes-1	$0.00
92	DE	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$37.09
93	TN	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
94	OK	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
95	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
96	FL	1	No	0	16	No	N/A	No	Yes	No	Yes-1	$0.00
97	AZ	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
98	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
99	MI	1	No	0	0	N/A	N/A	Yes	No	Yes	Yes-1	$0.00
100	FL	1	No	0	1	No	N/A	No	Yes	No	No	$0.00
101	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
102	NC	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
103	VA	1	No	0	6	No	N/A	Yes	No	No	Yes-1	$0.00
104	FL	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$0.00
105	CO	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
106	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
107	NC	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
108	AZ	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
109	AZ	1	No	0	0	N/A	N/A	Yes	No	No	No	$0.00
110	CO	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
111	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
112	CO	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
113	CA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
114	ID	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
115	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
116	AZ	2	No	1	0	No	N/A	Yes	No	No	No	$10.07
117	MI	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
118	MI	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
119	AL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
120	CA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
121	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
122	IL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
123	TX	2	No	1	0	No	N/A	No	Yes	No	No	$0.00
124	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
125	OH	2	No	1	0	No	N/A	Yes	No	No	No	$676.15
126	NY	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$3,498.96
127	OH	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
128	MD	2	No	1	0	No	N/A	Yes	Yes	No	Yes-1	$0.00
129	MD	2	No	1	0	No	N/A	Yes	Yes	No	Yes-1	$0.00
130	OH	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
131	AL	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
132	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
133	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
134	NJ	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$2,680.11
135	CT	2	No	1	0	No	N/A	No	Yes	No	No	$0.00

Loan #	State	MTG Lien Position	MTG Released?	Count of Pre- Origination MTG Liens	Count of Pre- Origination Non-MTG Liens	TPOL Reviewed?	TPOL Exception to Pre- Origination MTG/Non- MTG Liens?	Post- Origination Non-MTG Liens (Yes/No)	Superlien State? (Yes/No)	HOA/COA Lien?	Muni Lien?	Delinquent Tax Amount
136	MD	2	No	1	0	No	N/A	Yes	Yes	No	Yes-1	$0.00
137	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
138	NJ	1	No	0	10	No	N/A	Yes	Yes	No	Yes-1	$0.00
139	CA	1	No	0	0	N/A	N/A	Yes	No	No	No	$986.94
140	MD	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$0.00
141	KS	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
142	KY	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
143	MO	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
144	FL	3	No	2	0	No	N/A	No	Yes	No	Yes-1	$0.00
145	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
146	CA	1	No	0	0	N/A	N/A	Yes	No	No	No	$24,395.05
147	IL	2	No	1	0	No	N/A	No	Yes	No	No	$0.00
148	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
149	MD	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$0.00
150	CT	1	No	0	0	N/A	N/A	No	Yes	No	No	$0.00
151	LA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
152	GA	1	No	0	1	No	N/A	No	No	No	No	$0.00
153	SC	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
154	SC	2	No	1	0	No	N/A	No	No	No	No	$0.00
155	SC	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
156	VA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
157	VA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
158	VA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
159	OH	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
160	OH	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
161	OH	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
162	OH	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
163	NC	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
164	NC	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
165	NC	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
166	CA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
167	CA	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
168	OH	1	No	0	0	N/A	N/A	No	No	No	No	$0.00
169	OH	1	No	0	0	N/A	N/A	No	No	No	No	$0.00